EQ ADVISORS TRUST – EQ/VAN KAMPEN COMSTOCK PORTFOLIO

SUPPLEMENT DATED JUNE 7, 2010 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus and Statement of Additional Information (“SAI”), dated May 1, 2010, as supplemented May 24, 2010 and June 4, 2010, and June 7, 2010, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2009, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-888-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

This Supplement supersedes and replaces information contained in the Supplement dated June 4, 2010 to the Summary Prospectus dated May 1, 2010 of the EQ/Van Kampen Comstock Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain a copy of the Summary Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

Effective June 1, 2010, information in the “Who Manages the Portfolio – Adviser” section of the Portfolio’s Summary Prospectus is deleted and replaced with the following information:

Adviser: Invesco Advisers, Inc.

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Jason S. Leder	Portfolio Manager	April 2005
Kevin C. Holt	Portfolio Manager	April 2005
Devin E. Armstrong	Portfolio Manager	July 2007
James N. Warwick	Portfolio Manager	July 2007